April 28, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C.  20549

Re:	ING Investors Trust
SEC File Nos. 33-23512; 811-5629

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (the “1933 Act”) this is to certify that the ING Investors Trust’s Adviser Class, Institutional Class, Service Class, and Service 2 Class Prospectuses; ING American Funds Portfolios’ Prospectus; ING American Funds World Allocation Portfolio’s Prospectus; ING DFA Global Allocation Portfolio’s Adviser Class, Institutional Class, and Service Class Prospectuses; ING DFA World Equity Portfolio’s Adviser Class, Institutional Class, and Service Class Prospectuses; ING Franklin Templeton Founding Strategy Portfolio’s Adviser Class, Institutional Class, and Service Class Prospectuses; ING Oppenheimer Active Allocation Portfolio’s Service Class Prospectus; ING Retirement Portfolios’ Adviser Class and Institutional Class Prospectuses; ING Investors Trust’s Adviser Class, Institutional Class, Service Class, and Service 2 Class Statement of Additional Information; ING American Funds Portfolios’ Statement of Additional Information; and ING Fund-of-Fund Portfolios’ Statement of Additional Information each dated April 29, 2011 that would be filed pursuant to 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 106 to the Trust’s Registration Statement on Form N-1A.

Should you have any questions concerning the attached filing, please contact the undersigned at 480.477.2649 or Kim Springer at 480.477.2674.

Regards,

/s/ Paul A. Caldarelli
Paul A. Caldarelli, Esq.
Senior Counsel
ING U.S. Legal Services

7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258-2034	Tel: 480-477-3000 Fax: 480-477-2700 www.ingfunds.com	ING Investments, LLC

Attachment

cc:	Huey P. Falgout, Jr., Esq.
ING U.S. Legal Services

Jeffrey S. Puretz, Esq.
Dechert LLP